Financial Instruments - Summarizes outstanding Cross Currency Swap Agreements (Detail) - MXN ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Fair Value Asset		$ 2,605,000,000
Cross Currency Swaps [member] | Not later than one year [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2019	2019
Notional Amount	$ 4,641,000,000	$ 4,652,000,000
Fair Value Asset	$ 815,000,000	$ 498,000,000
Cross Currency Swaps [member] | Later than one year and not later than two years [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2020	2020
Notional Amount	$ 14,366,000,000	$ 14,400,000,000
Fair Value (Liability)	(174,000,000)	(79,000,000)
Fair Value Asset	$ 1,125,000,000	$ 969,000,000
Cross Currency Swaps [member] | Later than two years and not later than three years [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date		2021
Notional Amount		$ 4,035,000,000
Fair Value Asset		$ 586,000,000
Cross Currency Swaps [member] | Later than three years and not later than four years [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date		2023
Notional Amount		$ 11,219,000,000
Fair Value (Liability)		(390,000,000)
Fair Value Asset		$ 135,000,000
Cross Currency Swaps [member] | Later than four years and not later than five years [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date		2027
Notional Amount		$ 6,889,000,000
Fair Value (Liability)		(42,000,000)
Fair Value Asset		$ 202,000,000
Cross Currency Swaps [member] | Later than five years [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2027
Notional Amount	$ 6,873,000,000
Fair Value (Liability)	(545,000,000)
Fair Value Asset	$ 54,000,000
Cross Currency Swaps [member] | Later than two years and not later than five years [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2023
Notional Amount	$ 11,193,000,000
Fair Value (Liability)	(247,000,000)
Fair Value Asset	$ 25,000,000